Organization and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of basic and diluted net income loss per share

The following table sets forth the computation of basic and diluted net income (loss) per share (in thousands, except share and per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Numerator:
Consolidated net income (loss)	$452	$(18,711)	$(5,892)	$(34,045)
Denominator:
Denominator for basic net income (loss) per share - weighted-average common stock outstanding	1,660,586	1,170,087	1,581,554	1,167,550
Effect of dilutive securities:
RSUs	1,123	—	—	—
Denominator for diluted net income (loss) per share - adjusted weighted-average common stock outstanding	1,661,709	1,170,087	1,581,554	1,167,550
Basic net income (loss) per share	$0.27	$(15.99)	$(3.73)	$(29.16)
Diluted net income (loss) per share	$0.27	$(15.99)	$(3.73)	$(29.16)

Schedule of anti-dilutive securities excluded from calculation of diluted net loss per share

Potentially dilutive securities not included in the calculation of diluted net income (loss) per common share because to do so would be anti-dilutive are as follows (in common stock equivalents):

	As of June 30,
	2026	2025
Common stock warrants	193,581	193,581
Common stock options	114,059	118,249
Restricted stock units	57,404	52,130
ESPP shares	380	1,374
Total	365,424	365,334

Potentially dilutive securities not included in the calculation of diluted net loss per common share because to do so would be anti-dilutive are as follows (in common stock equivalents):

	December 31,
	2025	2024
Common stock warrants	193,581	193,581
Common stock options	117,581	121,920
Restricted stock units	48,678	31,060
ESPP shares	991	1,577
PPA Shares	136,923	—
Total	497,754	348,138